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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07324

Gardner Lewis Investment Trust

(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

 Ultimus Fund Solutions, LLC    225 Pictoria Drive, Suite 450    Cincinnati, Ohio 45246

(Name and address of agent for service)

with a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
2041 West 141st Terrace, Suite 119
Leawood, Kansas  66224

Registrant's telephone number, including area code:  (610) 558-2800

Date of fiscal year end:         October 31, 2010

Date of reporting period:       January 31, 2010

Item 1.  Schedule of Investments.

The Chesapeake Growth Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Common Stocks - 95.8%	Shares	Value
Consumer Discretionary - 22.0%
Auto Components - 1.3%
Gentex Corporation	8,035	$154,031

Diversified Consumer Services - 1.2%
K12, Inc. *	7,120	142,329

Internet & Catalog Retail - 4.9%
Amazon.com, Inc. *	1,435	179,963
Expedia, Inc. *	7,415	158,755
Liberty Media Corp. - Interactive - Series A *	22,670	235,315
		574,033
Media - 7.6%
DIRECTV - Class A *	11,310	343,259
DreamWorks Animation SKG, Inc. - Class A *	9,820	382,391
Liberty Media Corp. - Starz - Series A *	3,600	168,840
		894,490
Specialty Retail - 4.9%
Urban Outfitters, Inc. *	9,430	297,705
Vitamin Shoppe, Inc. *	12,840	269,640
		567,345
Textiles, Apparel & Luxury Goods - 2.1%
True Religion Apparel, Inc. *	12,830	247,747

Energy - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	3,985	254,163
Petroquest Energy, Inc. *	45,600	248,064
Pioneer Natural Resources Co.	3,765	165,585
Range Resources Corp.	3,805	175,030
		842,842
Financials - 6.1%
Capital Markets - 2.9%
Goldman Sachs Group, Inc. (The)	2,298	341,759

Insurance - 1.0%
SeaBright Insurance Holdings, Inc. *	10,890	110,860

Real Estate Management & Development - 2.2%
CB Richard Ellis Group, Inc. - Class A *	21,080	259,284

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 95.8% (Continued)	Shares	Value
Health Care - 21.5%
Biotechnology - 4.3%
Human Genome Sciences, Inc. *	6,725	$178,011
SIGA Technologies, Inc. *	34,905	217,807
Targacept, Inc. *	5,360	112,292
		508,110
Health Care Equipment & Supplies - 2.3%
ResMed, Inc. *	5,295	270,786

Health Care Providers & Services - 12.1%
Community Health Systems, Inc. *	3,325	108,461
Concord Medical Services Holdings Ltd. - ADR *	24,535	243,142
Express Scripts, Inc. *	3,965	332,505
Genoptix, Inc. *	5,955	193,895
Humana, Inc. *	11,010	535,306
		1,413,309
Pharmaceuticals - 2.8%
Teva Pharmaceutical Industries Ltd. - ADR	5,815	329,827

Industrials - 4.4%
Industrial Conglomerates - 2.0%
McDermott International, Inc. *	10,120	239,034

Professional Services - 1.0%
Acacia Research Corp. *	13,695	122,844

Road & Rail - 1.4%
Hertz Global Holdings, Inc. *	15,355	159,078

Information Technology - 26.2%
Communications Equipment - 5.3%
Arris Group, Inc. *	13,835	138,903
Plantronics, Inc.	6,920	182,827
QUALCOMM, Inc.	7,480	293,141
		614,871
Computers & Peripherals - 2.9%
Apple, Inc. *	1,760	338,131

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 95.8% (Continued)	Shares	Value
Information Technology - 26.2% (Continued)
Electronic Equipment, Instruments & Components - 1.5%
Corning, Inc.	9,690	$175,195

Internet Software & Services - 2.6%
Google, Inc. - Class A *	584	309,182

IT Services - 2.4%
MasterCard, Inc. - Class A	1,141	285,136

Semiconductors & Semiconductor Equipment - 6.4%
Anadigics, Inc. *	41,790	151,280
Lam Research Corp. *	5,515	182,050
Tessera Technologies, Inc. *	10,745	184,492
Veeco Instruments, Inc. *	7,220	229,740
		747,562
Software - 5.1%
Activision Blizzard, Inc. *	20,481	208,087
BMC Software, Inc. *	4,690	181,222
MICROS Systems, Inc. *	7,430	212,349
		601,658
Materials - 3.8%
Chemicals - 1.9%
Lubrizol Corp.	3,071	226,302

Containers & Packaging - 1.9%
Crown Holdings, Inc. *	9,200	219,052

Telecommunication Services - 4.6%
Software & Services - 2.4%
Equinix, Inc. *	2,965	285,322

Wireless Telecommunication Services - 2.2%
NII Holdings, Inc. *	7,925	259,464

Total Common Stocks (Cost $9,822,396)		$11,239,583

Preferred Stocks - 4.2%	Shares	Value
Bank of America Corp. (Cost $497,521) *	32,820	$495,582

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 1.4%	Shares	Value
Evergreen Institutional Money Market Fund - Institutional Class, 0.01% (a) (Cost $160,902)	160,902	$160,902

Total Investments at Value - 101.4% (Cost $10,480,819)		$11,896,067

Liabilities in Excess of Other Assets - (1.4%)		(168,777)

Total Net Assets - 100.0%		$11,727,290

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2010.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund
Notes to Schedule of Investments
January 31, 2010 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sales price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$11,239,583	$-	$-	$11,239,583
Preferred Stocks	495,582	-	-	495,582
Money Market Funds	-	160,902	-	160,902
Total	$11,735,165	$160,902	$-	$11,896,067

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 input by industry type.

The Chesapeake Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2010:

Tax cost of portfolio investments	$10,909,887

Gross unrealized appreciation	$1,741,704
Gross unrealized depreciation	(755,524)

Net unrealized appreciation	$986,180

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Chesapeake Core Growth Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Common Stocks - 95.8%	Shares	Value
Consumer Discretionary - 14.7%
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	88,465	$5,522,870

Internet & Catalog Retail - 2.1%
Amazon.com, Inc. *	58,686	7,359,811

Media - 3.7%
DIRECTV - Class A *	316,408	9,602,983
Liberty Media Corp. - Starz - Series A *	74,105	3,475,525
		13,078,508
Multiline Retail - 1.2%
Dollar Tree, Inc. *	87,910	4,353,303

Specialty Retail - 6.1%
Best Buy Co., Inc.	178,830	6,554,120
TJX Cos., Inc. (The)	171,620	6,523,276
Urban Outfitters, Inc. *	274,955	8,680,329
		21,757,725
Consumer Staples - 1.9%
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	115,300	6,621,679

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	130,825	8,344,018
Chevron Corp.	72,005	5,193,001
Exxon Mobil Corp.	86,800	5,592,524
		19,129,543
Financials - 5.8%
Capital Markets - 1.6%
Goldman Sachs Group, Inc. (The)	37,396	5,561,533

Commercial Banks - 2.0%
Wells Fargo & Co.	252,690	7,183,977

Diversified Financial Services - 0.8%
CME Group, Inc.	9,923	2,846,115

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 95.8% (Continued)	Shares	Value
Financials - 5.8% (Continued)
Insurance - 1.4%
MetLife, Inc.	145,005	$5,121,576

Health Care - 20.8%
Biotechnology - 5.6%
Celgene Corp. *	139,950	7,946,361
Gilead Sciences, Inc. *	177,510	8,568,408
Human Genome Sciences, Inc. *	123,258	3,262,639
		19,777,408
Health Care Providers & Services - 12.4%
Community Health Systems, Inc. *	99,000	3,229,380
Express Scripts, Inc. *	104,651	8,776,033
Humana, Inc. *	346,555	16,849,504
McKesson Corp.	131,425	7,730,419
WellPoint, Inc. *	118,220	7,532,978
		44,118,314
Pharmaceuticals - 2.8%
Teva Pharmaceutical Industries Ltd. - ADR	172,490	9,783,633

Industrials - 7.7%
Aerospace & Defense - 1.8%
Boeing Co., (The)	105,025	6,364,515

Air Freight & Logistics - 2.5%
FedEx Corp.	112,760	8,834,746

Industrial Conglomerates - 2.1%
McDermott International, Inc. *	314,600	7,430,852

Road & Rail - 1.3%
CSX Corp.	110,750	4,746,745

Information Technology - 31.7%
Communications Equipment - 3.8%
QUALCOMM, Inc.	194,129	7,607,915
Research In Motion Ltd. *	93,037	5,857,610
		13,465,525

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 95.8% (Continued)	Shares	Value
Information Technology - 31.7% (Continued)
Computers & Peripherals - 5.9%
Apple, Inc. *	66,970	$12,866,276
Hewlett-Packard Co.	168,025	7,908,937
		20,775,213
Electronic Equipment, Instruments & Components - 1.8%
Corning, Inc.	350,304	6,333,497

Internet Software & Services - 2.6%
Google, Inc. - Class A *	17,600	9,317,792

IT Services - 3.7%
MasterCard, Inc. - Class A	53,197	13,293,930

Semiconductors & Semiconductor Equipment - 6.2%
Intel Corp.	446,665	8,665,301
Lam Research Corp. *	168,930	5,576,379
Marvell Technology Group Ltd. *	435,790	7,595,820
		21,837,500
Software - 7.7%
Activision Blizzard, Inc. *	686,870	6,978,599
Adobe Systems, Inc. *	166,847	5,389,158
BMC Software, Inc. *	141,620	5,472,197
MICROS Systems, Inc. *	124,305	3,552,637
Oracle Corp.	259,750	5,989,835
		27,382,426
Materials - 3.6%
Chemicals - 1.6%
Lubrizol Corp.	74,370	5,480,325

Metals & Mining - 2.0%
Freeport-McMoRan Copper & Gold, Inc.	108,635	7,244,868

Telecommunication Services - 4.2%
Software & Services - 2.5%
Equinix, Inc. *	93,500	8,997,505

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 95.8% (Continued)	Shares	Value
Telecommunication Services - 4.2% (Continued)
Wireless Telecommunication Services - 1.7%
America Movil S.A.B. de C.V. - Series L - ADR	136,635	$5,964,118

Total Common Stocks (Cost $322,498,151)		$339,685,552

Preferred Stocks - 4.2%	Shares	Value
Bank of America Corp. (Cost $15,010,501) *	991,155	$14,966,440

Money Market Funds - 0.1%	Shares	Value
Evergreen Institutional Money Market Fund - Institutional Class, 0.01% (a) (Cost $448,860)	448,860	$448,860

Total Investments at Value - 100.1% (Cost $337,957,512)		$355,100,852

Liabilities in Excess of Other Assets - (0.1%)		(369,476)

Total Net Assets - 100.0%		$354,731,376

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2010.

See accompanying notes to Schedule of Investments.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments
January 31, 2010 (Unaudited)

1.	Securities Valuation

The Chesapeake Core Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$339,685,552	$-	$-	$339,685,552
Preferred Stocks	14,966,440	-	-	14,966,440
Money Market Funds	-	448,860	-	448,860
Total	$354,651,992	$448,860	$-	$355,100,852

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 input by industry type.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2010:

Tax cost of portfolio investments	$356,461,556

Gross unrealized appreciation	$37,585,979
Gross unrealized depreciation	(38,946,683)

Net unrealized depreciation	$(1,360,704)

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.  Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Gardner Lewis Investment Trust

By (Signature and Title)	/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief
Executive Officer (Principal Executive Officer)

Date          March 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief
Executive Officer (Principal Executive Officer)

Date          March 4, 2010

By (Signature and Title)	/s/ Mark J. Seger
Mark J. Seger, Treasurer (Principal Financial Officer)

Date          March 4, 2010